Investments in affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments in affiliates
Interest held	19.40%	19.40%
Long-term investment, at cost, less impairment	$ 5,540	$ 5,540
Share of undistributed profits	2,711	2,537
Investment in affiliates	$ 8,251	$ 8,077